Taxes Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Oct. 01, 2021
Income Tax Disclosure [Abstract]
Penalty amount	$ 37,473
Corporate income tax		$ 404,108
Income tax liability year	1 year